SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations	New standards adopted as at January 1, 2019

New and revised standards		Effective beginning on or after:
Annual improvements to IFRSs	2015-2017 Cycle	January 1, 2019
IFRS 16	Leases	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019
Amendment to IAS 19	Change, reduction, or settlement of defined benefit plans	January 1, 2019
Amendment to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendment to IAS 28	Long-term Interests in Associates and Joint Ventures	January 1, 2019

The new and revised standards and interpretations issued by the IASB that are effective in future reporting periods and that the Company decided not to early adopt are the following, effective for periods beginning on or after January 1, 2020:

New and revised standards		Effective beginning on or after:
IAS 1	Presentation of Financial Statements	January 1, 2020
IAS 8	Accounting Policies, Changes in Accounting Estimates and Errors (Amendment—Definition of material)	January 1, 2020
IFRS 3	Business Combinations (Revised—definition of business) Conceptual framework revised for financial reports	January 1, 2020

Foreign Exchange Rates
As at December 31, 2019 and 2018, the foreign currency-denominated assets and liabilities were translated into Brazilian reais using mainly the following foreign exchange rates:

	Closing rate		Average rate
Currency	2019	2018	2019	2018
Euro	4.5305	4.4390	4.4159	4.3094
US dollar	4.0307	3.8748	3.9461	3.6558
Cape Verdean escudo	0.0411	0.0403	0.0401	0.0391
Sao Tomean dobra	0.000192	0.000185	0.000188	0.000177
Kenyan shilling	0.0398	0.0381	0.0387	0.0361
Namibian dollar	0.2878	0.2698	0.2732	0.2764
Mozambican metical	0.0631	0.0627	0.0627	0.0601
Angolan kwanza	0.0084	0.0126	0.0111	0.0147

Restatement on Previously Reported Financial Statements
The Company adopted IFRS 16, taking into account the modified retrospective application permitted by the standards. Accordingly, we present below the results for the years period ended December 31, 2019 and 2018, less the effects recognized as a result of this application.

	Balance at December 31, 2019 (with IFRS 16)	IFRS 16 adjustments	Balance at December 31, 2019 (w/o IFRS 16)	Balance at December 31, 2018

Net operating revenue	20,136,183		20,136,183	22,060,014
Cost of sales and/or services	(15,314,814)	(589,861)	(15,904,675)	(16,179,100)

Gross profit (loss)	4,821,369	(589,861)	4,231,508	5,880,914

Operating income (expenses)
Share of results of investees	(5,174)		(5,174)	(13,492)
Selling expenses	(3,547,684)	(7,516)	(3,555,200)	(3,853,002)
General and administrative expenses	(2,782,300)	(5,810)	(2,788,110)	(2,738,718)
Other operating income	4,527,710		4,527,710	2,204,134
Other operating expenses	(5,991,291)		(5,991,291)	(6,748,094)

	(7,798,739)	(13,326)	(7,812,065)	(11,149,172)

Profit (loss) before financial income (expenses) and taxes	(2,977,370)	(603,187)	(3,580,557)	(5,268,258)
Financial income	2,662,463		2,662,463	30,950,461
Financial expenses	(8,772,181)	948,973	(7,823,208)	(4,341,595)

Financial income (expenses)	(6,109,718)	948,973	(5,160,745)	26,608,866

Pre-tax profit (loss)	(9,087,088)	345,786	(8,741,302)	21,340,608
Income tax and social contribution
Current	(77,060)		(77,060)	115,706
Deferred	69,041		69,041	3,159,241

Profit (loss) for the year	(9,095,107)	345,786	(8,749,321)	24,615,555